Other information about investments - Non controlling interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investments
Non-current assets	€ 93,292	€ 90,269
Non-current liabilities	51,041	48,075
Profit (loss)	4,860	13,961	€ 5,840
Total other comprehensive income (loss)	3,309	15,718	7,891
Net cash provided by operating activities	15,119	17,460	12,861
Net cash used in investing activities	(9,365)	(7,018)	(12,022)
Net cash used in financing activities	(5,668)	(8,542)	(2,039)
Net increase (decrease) in cash and cash equivalents	24	1,916	(1,148)
Profit attributable to non-controlling interest	€ 89	€ 74	€ 19
EniPower Group
Disclosure of detailed information about investments
Non controlling interest (%) (as a percent)	49.00%	49.00%
Current assets	€ 374	€ 547
Non-current assets	868	812
Current liabilities	389	587
Non-current liabilities	46	34
Revenues	1,251	1,636
Profit (loss)	169	171
Total other comprehensive income (loss)	169	171
Net cash provided by operating activities	198	228
Net cash used in investing activities	(126)	(52)
Net cash used in financing activities	(3)	(11)
Net increase (decrease) in cash and cash equivalents	(31)	(192)
Profit attributable to non-controlling interest	86	54
Dividends paid to minority interest	€ 36	€ 59